Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses

	2019	2018

Wages and salaries	$238,000	$305,367
Statutory and company benefits	41,972	50,477
Expenses related to defined benefit plans [note 25]	4,790	3,527
Expenses related to defined contribution plans [note 25]	11,767	13,431
Equity-settled share-based compensation [note 24]	17,469	18,821
Cash-settled share-based compensation [note 24]	(1,437)	3,597

Total	$312,561	$395,220